INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended October 31, 2022	For the year ended October 31, 2021

Income tax expense (benefit) at statutory rate	(224,975)	(27,916)
Change in valuation allowance	224,975	27,916
Income tax expense	—	—

Schedule of deferred tax assets

	October 31, 2022	October 31, 2021
Gross deferred tax asset	8,435,408	8,177,883
Valuation allowance	(8,435,408)	(8,177,883)
Net deferred tax asset	—	—